Leases and Other Commitments - Minimum Lease Payments (Details) - USD ($) $ in Millions	Mar. 28, 2025	Jun. 28, 2024	Jun. 30, 2023
Leases and Other Commitments [Line Items]
Remaining three months of 2025	$ 9
2026	38
2027	34
2028	28
2029	24
Thereafter	202
Total future minimum lease payments	335
Less: Imputed interest	115
Operating Lease, Liability	$ 220	$ 182
The Flash Business of Western Digital Corporation [Member]
Leases and Other Commitments [Line Items]
Remaining three months of 2025		23
2026		22
2027		21
2028		19
2029		19
Thereafter		199
Total future minimum lease payments		303
Less: Imputed interest		120
Operating Lease, Liability		$ 183	$ 100